INCOME TAXES - Federal NOL (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net deferred tax asset	$ 1,273,967
Carryforward Expiration Date	Jan. 01, 2035